Non-controlling interests and redeemable non-controlling interests - Net Loss Attributable to Non-Controlling Interest (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Noncontrolling Interest [Line Items]
Net earnings (loss) attributable to NCI	$ 87,901	$ 111,323
Redeemable non-controlling interest, held by related party	(25,922)	(15,157)
Net effect of non-controlling interests	61,979	96,166
Non-controlling interests - tax equity partnership units
Noncontrolling Interest [Line Items]
Net earnings (loss) attributable to NCI	114,141	108,695
Non-controlling interests - redeemable tax equity partnership units
Noncontrolling Interest [Line Items]
Net earnings (loss) attributable to NCI	1,324	6,298
Non-controlling interests
Noncontrolling Interest [Line Items]
Net earnings (loss) attributable to NCI	$ (27,564)	$ (3,670)